CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands	Ordinary shares IPO [Member] CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Additional paid-in capital IPO [Member] CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Tuanche Limited shareholders' IPO [Member] CNY (¥)	Tuanche Limited shareholders' CNY (¥)	Noncontrolling Interest CNY (¥)	IPO [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2017		¥ 60					¥ (389,326)	¥ (10,769)		¥ (400,035)				¥ (400,035)
Balance (in shares) at Dec. 31, 2017 | shares		94,870,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares		¥ 16				¥ (16)
Grant of restricted shares (in shares) | shares		24,407,184	(24,407,184)	(24,407,184)
Vesting of restricted shares						71,209				71,209				71,209
Vesting of restricted shares (in Shares) | shares			12,917,926	12,917,926
Shares issuance to nonemploye	¥ 7				¥ 103,365				¥ 103,372			¥ 103,372
Number of shares issued | shares	10,400,000
Share issuance upon the conversion and redesignation of Pre-IPO preferred shares into Class A ordinary shares		¥ 118				930,318				930,436				930,436
Share issuance upon the conversion and redesignation of Pre-IPO preferred shares into Class A ordinary shares (in shares) | shares		171,102,902
Vesting of share options						576				576				576
Share-based compensation for super voting right						4,657				4,657				4,657
Share-based compensation for transfer of Class A ordinary shares						1,690				1,690				1,690
Deemed capital contribution						450				450				450
Accretions to pre-IPO preferred shares redemption value						(35,066)				(35,066)				(35,066)
Net loss							(78,700)			(78,700)				(78,700)
Foreign currency translation adjustments								3,401		3,401				3,401
Balance at Dec. 31, 2018		¥ 201	$ (11,489,258)			1,077,183	(468,026)	(7,368)		601,990				601,990
Balance (in shares) at Dec. 31, 2018 | shares		300,780,666	(11,489,258)	(11,489,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares		¥ 7				(7)
Grant of restricted shares (in shares) | shares		11,527,950	(11,527,950)	(11,527,950)
Vesting of restricted shares						109,968				109,968				109,968
Vesting of restricted shares (in Shares) | shares			13,070,570	13,070,570
Forfeit of restricted shares (in shares) | shares		(733,764)	733,764	733,764
Share based compensation to non employee						433				433				433
Repurchase of restricted shares from employees				¥ (32,784)						(32,784)				(32,784)
Repurchase of restricted shares from employees (in shares) | shares			(6,358,500)	(6,358,500)
Repurchase of shares				¥ (13,749)						(13,749)				(13,749)
Repurchase of shares (Shares) | shares			(1,710,952)	(1,710,952)
Net loss							(250,640)			(250,640)	¥ (659)			(251,299)
Foreign currency translation adjustments								8,416		8,416				8,416
Balance at Dec. 31, 2019		¥ 208		¥ (46,533)		1,187,577	(718,666)	1,048		423,634	(659)			422,975
Balance (in shares) at Dec. 31, 2019 | shares		311,574,852	(17,282,326)	(17,282,326)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares		¥ 3				(3)
Grant of restricted shares (in shares) | shares		3,890,000	(3,890,000)	(3,890,000)
Vesting of restricted shares						17,448				17,448				17,448
Vesting of restricted shares (in Shares) | shares			2,998,978	2,998,978
Shares issuance to nonemploye				¥ 647		(647)
Number of shares issued | shares			80,000	80,000
Forfeit of restricted shares (in shares) | shares		(3,186,301)	3,186,301	3,186,301
Forfeit of restricted shares		¥ (2)				2
Shares issuance for the acquisition of a subsidiary		¥ 7				16,962				16,969				16,969
Shares issuance for the acquisition of a subsidiary ( in shares) | shares		8,366,444
Net loss							(163,034)			(163,034)	(444)		$ (25,056,000)	(163,478)
Foreign currency translation adjustments								(6,853)		(6,853)			(1,050,000)	(6,853)
Balance at Dec. 31, 2020		¥ 216		¥ (45,886)		¥ 1,221,339	¥ (881,700)	¥ (5,805)		¥ 288,164	¥ (1,103)		$ 43,993,000	¥ 287,061
Balance (in shares) at Dec. 31, 2020 | shares		320,644,995	(14,907,047)	(14,907,047)